Defiance Trillion Dollar Club Index ETF
Schedule of Investments
November 30, 2025 (Unaudited)

MONEY MARKET FUNDS - 56.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (a)(b)(d)	577,946	$577,946
TOTAL MONEY MARKET FUNDS (Cost $577,946)		577,946

U.S. TREASURY BILLS - 35.3%	Principal
3.86%, 12/18/2025 (b)(c)(d)	$363,000	362,330
TOTAL U.S. TREASURY BILLS (Cost $362,339)		362,330

TOTAL INVESTMENTS - 91.6% (Cost $940,285)		940,276
Other Assets in Excess of Liabilities - 8.4%		86,518
TOTAL NET ASSETS - 100.0%		$1,026,794

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized yield as of November 30, 2025.
(d)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of November 30, 2025 is $940,274.

Defiance Trillion Dollar Club Index ETF
Schedule of Total Return Swap Contracts
November 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	$126,791	$30,123
Amazon.com, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	105,415	4,964
Apple, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	107,078	9,353
Berkshire Hathaway, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	103,276	3,227
Broadcom, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	122,097	21,967
iShares Bitcoin Trust ETF	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	76,706	(18,735)
Meta Platforms, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	91,361	(11,740)
Microsoft Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	96,926	(4,491)
NVIDIA Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	95,226	(2,634)
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.25%	Termination(a)	10/30/2028	100,660	(2,776)
Net Unrealized Appreciation (Depreciation)					0	0	$29,258

There are no upfront payments or receipts associated with total return swaps in the Fund as of November 30, 2025.

OBFR - Overnight Bank Funding Rate was 3.88% as of November 30, 2025.
(a) Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Defiance Trillion Dollar Club Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$577,946	$–	$–	$577,946
U.S. Treasury Bills	–	362,330	–	362,330
Total Investments	$577,946	$362,330	$–	$940,276

Other Financial Instruments:
Total Return Swaps*	$–	$69,634	$–	$69,634
Total Other Financial Instruments	$–	$69,634	$–	$69,634

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$–	$(40,376)	$–	$(40,376)
Total Other Financial Instruments	$–	$(40,376)	$–	$(40,376)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.